Subsequent Events (Q1)	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 12 – Subsequent Event
Cend Merger Agreement
On April 26, 2022, the Company and Cend Therapeutics, Inc., a Delaware corporation (“Cend”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, a wholly-owned subsidiary of Caladrius will merge with and into Cend, with Cend surviving as a wholly-owned subsidiary of the Company (the “Merger”), subject to the terms of the Merger Agreement and stockholder approval of the transaction. Under the exchange ratio formula, as of immediately after the Merger, the former Cend stockholders are expected to own approximately 50% of the outstanding shares of Caladrius Common Stock and the Company’s stockholders as of immediately prior to the Merger are expected to own approximately 50% of the outstanding shares of Caladrius Common Stock. The actual allocation will be subject to adjustment based on the Company’s net cash balance at the time of closing and the amount of any transaction expenses of Cend in excess of $250 thousand at the time of closing.
Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and Cend, and the Company’s satisfaction of a minimum net cash threshold at closing, expected to be approximately $64.9 million assuming a closing at the end of the third quarter of 2022, and as described further in the Merger Agreement. The Merger Agreement contains certain termination rights for both the Company and Cend, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Cend a termination fee of $1.0 million, Cend may be required to pay the Company a termination fee of $4.0 million, or in some circumstances reimburse the other party’s expenses up to a maximum of $1.0 million.
At the effective time of the Merger, the Company’s Board of Directors is expected to consist of nine members, four of whom will be designated by the Company, four of whom will be designated by Cend and one member who will be mutually agreed between the Company and Cend.
Stock Purchase Agreement
In order to provide Cend with capital for its development programs prior to the closing of the Merger, the Company and Cend entered into a Series D Preferred Stock Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company agreed to purchase from Cend 1,135,628 shares of Series D Preferred Stock, $0.00001 par value per share (the “Series D Preferred Stock”), of Cend at a purchase price per share equal to $8.8057 per share (the “Series D Original Issue Price”), or approximately $10 million in the aggregate. The Series D Preferred Stock ranks senior to Cend’s common stock and the other series of preferred stock with respect to rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of Cend. The Series D Preferred Stock has a liquidation preference equal to the Series D Original Issue Price plus an amount equal to any accrued and unpaid dividends to the date of payment and will participate with Cend’s common stockholders and other preferred stockholders thereafter on an as-converted basis. The Series D Preferred Stock shall vote with the common stock on an as-converted basis on any matters presented to the stockholders of Cend. Each share of Series D Preferred Stock is convertible, at the option of the holder thereof, into such number of shares of Cend common stock as is determined by dividing the Original Issue Price by the conversion price in effect at the time of conversion, which conversion price shall be the Original Issue Price as appropriately adjusted for stock splits, stock dividends, combinations, and subdivisions of Cend common stock, and as adjusted pursuant to a weighted-average antidilution adjustment. The Series D Preferred Stock will automatically convert into shares of Cend common stock upon the closing of a firm-commitment underwritten initial public offering implying a pre-equity offering value of at least $250 million, resulting in at least $50 million of gross proceeds to Cend.
Collaboration Agreement
In connection with such Purchase Agreement, Cend entered into a Collaboration Agreement (the “Collaboration Agreement”), pursuant to which the Company agreed to collaborate with Cend on certain developmental and clinical activities prior to the closing of the Merger. Under the Collaboration Agreement, the Company and Cend will form a joint steering committee (the “Committee”) comprised of individuals from both entities. The Committee will meet regularly and be responsible for monitoring ongoing studies and making recommendations for development activity and trial planning. Cend has agreed to pay each member of the Committee from the Company an hourly consulting fee for such service.